Common Shareholders' Equity - Narrative (Details)		1 Months Ended
	Jan. 01, 2017 shares	Nov. 30, 2009 shares	Dec. 31, 2020 USD ($) director vote shares	Aug. 02, 2013 USD ($)
Series A Common Shares
Common shareholders' equity, other disclosures
Number of votes | vote			10
Number of directors entitled to elect shares | director			8
Common Shares
Common shareholders' equity, other disclosures
Number of votes | vote			1
Number of directors entitled to elect shares | director			4
Share repurchases
Repurchase authorization | $				$ 250,000,000
Repurchase authorization, maximum dollar value | $			$ 185,000,000
Common Shares | Share Conversion
Common shareholders' equity, other disclosures
Shares reserved (in shares)			7,284,000
Common Shares | Tax-Deferred Savings Plan
Common shareholders' equity, other disclosures
Shares reserved (in shares)			90,000
UScellular Common Shares | UScellular
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)		1,300,000
Repurchase authorization, cumulative shares authorized (in shares)			4,507,000
UScellular Common Shares | UScellular | Maximum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)	1,300,000
UScellular Common Shares | UScellular | Minimum
Share repurchases
Repurchase authorization, additional number of shares per year (in shares)	0